UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 June 2004


Check here if Amendment [ ];                Amendment Number: ___
       This Amendment (Check only one):           [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   CAZENOVE FUND MANAGEMENT LIMITED
        12 Moorgate
        London, England EC2R 6DA

Form 13F File Number:  028-06525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Tony Kemp
Title:        Compliance Officer
Phone:        +44 (0)20 7155 5012

Signature, Place, and Date of Signing:

TONY KEMP                       London, England                6 July 2004
------------------              ---------------                -----------
[Signature]                     [City, State]                  [Date]

Report Type:

[|X|]      13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
                                          ----------------------

Form 13F Information Table Entry Total:           82
                                          ----------------------

Form 13F Information Table Value Total:         $227,567
                                          ----------------------
                                               (thousands)

List of Other Included Managers:

NONE

                        Cazenove Fund Management Limited

                           Form 13F Information Table


    Name of issuer       Title of     CUSIP      Value     Shrs or   SH/PRN  Put/  Investment   Other            Voting authority
                           class                (x$1000)   prn amt           Call  discretion   managers      Sole    Shared    None

3M COMPANY               COM         88579Y101     389       4440      Sh             Sole        N/A         4440


ABBOTT LABORATORIES      COM         002824100     595       14660     Sh             Sole        N/A         14660


ACCENTURE LTD BERMUDA    CL A        G1150G111     5209      186618    Sh             Sole        N/A         186618


ALCOA INC                COM         013817101     1835      56808     Sh             Sole        N/A         56808


ALTRIA GROUP INC         COM         02209S103     977       19673     Sh             Sole        N/A         19673


AMERICAN EXPRESS CO      COM         025816109     8652      168564    Sh             Sole        N/A         168564


AMERICREDIT CORP         COM         03060R101     1360      68191     Sh             Sole        N/A         68191


AMGEN INC                COM         031162100     10094     182868    Sh             Sole        N/A         182868


ANHEUSER BUSCH COS INC   COM         035229103     909       16879     Sh             Sole        N/A         16879


AON CORP                 COM         037389103     1070      38000     Sh             Sole        N/A         38000


APPLIED INDL             COM         03820C105     305       10125     Sh             Sole        N/A         10125
TECHNOLOGIES INC


APPLIED MATLS INC        COM         038222105     320       17320     Sh             Sole        N/A         17320


BAUSCH & LOMB INC        COM         071707103     1161      17848     Sh             Sole        N/A         17848


BERKSHIRE HATHAWAY INC   CL A        084670108     720       8         Sh             Sole        N/A         8
DEL


BRISTOL MYERS SQUIBB CO  COM         110122108     201       8320      Sh             Sole        N/A         8320


CAMPBELL SOUP CO         COM         134429109     301       11288     Sh             Sole        N/A         11288


CISCO SYS INC            COM         17275R102     4908      213870    Sh             Sole        N/A         213870


CIT GROUP INC            COM         125581108     2749      71450     Sh             Sole        N/A         71450


CITIGROUP INC            COM         172967101     11509     251508    Sh             Sole        N/A         251508


COCA COLA CO             COM         191216100     2801      55441     Sh             Sole        N/A         55441


COLGATE PALMOLIVE CO     COM         194162103     639       10950     Sh             Sole        N/A         10950


COMCAST CORP NEW         CL A SPL    20030N200     486       17613     Sh             Sole        N/A         17613


DE RIGO S P A            SPONSORED   245334107     62        10000     Sh             Sole        N/A         10000
                         ADR


DOMINION RES INC         COM         25746U109     6963      110090    Sh             Sole        N/A         110090
VA NEW


DOVER CORP               COM         260003108     644       15744     Sh             Sole        N/A         15744


DU PONT E.I. DE          COM         263534109     280       6415      Sh             Sole        N/A         6415
NEMOURS & CO


EXXON MOBIL CORP         COM         30231G102     6651      148736    Sh             Sole        N/A         148736


FIRST DATA CORP          COM         319963104     269       6116      Sh             Sole        N/A         6116


GENERAL ELEC CO          COM         369604103     14628     461897    Sh             Sole        N/A         461897


GILLETTE CO              COM         375766102     210       5000      Sh             Sole        N/A         5000


GLAXOSMITHKLINE          SPONSORED   37733W105     353       8566      Sh             Sole        N/A         8566
PLC                      ADR


GOLDMAN SACHS GROUP INC  COM         38141G104     7455      79635     Sh             Sole        N/A         79635


GREENHILL & CO INC       COM         395259104     1269      61000     Sh             Sole        N/A         61000


HARTFORD FINL            COM         416515104     8001      117380    Sh             Sole        N/A         117380
SVCS GROUP INC


HOLLINGER INTL INC       CL A        435569108     210       12500     Sh             Sole        N/A         12500


HONEYWELL INTL INC       COM         438516106     303       8400      Sh             Sole        N/A         8400


INTEL CORP               COM         458140100     7807      295941    Sh             Sole        N/A         295941


INTERNATIONAL            COM         459200101     3625      41644     Sh             Sole        N/A         41644
BUSINESS MACHS


J P MORGAN CHASE & CO    COM         46625H100     1007      26439     Sh             Sole        N/A         26439


JOHNSON & JOHNSON        COM         478160104     2626      47450     Sh             Sole        N/A         46450


KOHLS CORPORATION        COM         500255104     1988      47300     Sh             Sole        N/A         47300


KOOR INDS LTD            SPONSORED   500507108     96        10000     Sh             Sole        N/A         10000
                         ADR


L-3 COMMUNICATIONS        COM         502424104    8097      125265    Sh             Sole        N/A         125265
HLDGS INC


LUCENT TECHNOLOGIES INC  COM         549463107     53        15000     Sh             Sole        N/A         15000


MACERICH CO              COM         554382101     345       7000      Sh             Sole        N/A         7000


MARSH & MCLENNAN         COM         571748102     1493      33039     Sh             Sole        N/A         33039
COS INC


MARTEK BIOSCIENCES       COM         572901106     968       17510     Sh             Sole        N/A         17510
CORP


MCDONALDS CORP           COM         580135101     612       23436     Sh             Sole        N/A         23436


MERCK & CO INC           COM         589331107     1445      30828     Sh             Sole        N/A         30828


MERRILL LYNCH & CO INC   COM         590188108     212       4000      Sh             Sole        N/A         4000


MICROSOFT CORP           COM         594918104     9294      325534    Sh             Sole        N/A         325534


NEWMONT MINING CORP      COM         651639106     936       24550     Sh             Sole        N/A         24550


NORTEL NETWORKS          COM         656568102     55        12000     Sh             Sole        N/A         12000
CORP NEW


NORTHERN TRUST CORP      COM         665859104     6292      149820    Sh             Sole        N/A         149820


NPS PHARMACEUTICALS INC  COM         62936P103     1043      50300     Sh             Sole        N/A         50300


ORACLE CORP              COM         68389X105     6128      526005    Sh             Sole        N/A         526005


PACIFIC SUNWEAR          COM         694873100     1825      97800     Sh             Sole        N/A         97800
CALIF INC


PALL CORP                COM         696429307     801       32064     Sh             Sole        N/A         32064


PEPSICO INC              COM         713448108     8286      155637    Sh             Sole        N/A         155637


PFIZER INC               COM         717081103     11889     350293    Sh             Sole        N/A         350293


PROCTER & GAMBLE CO      COM         742718109     7667      141122    Sh             Sole        N/A         141122


REEBOK INTERNNATIONAL    COM         758110100     1940      54200     Sh             Sole        N/A         54200


REYNOLDS R J TOB         COM         76182K105     2389      35800     Sh             Sole        N/A         35800
HLDGS INC


SHERWIN WILLIAMS CO      COM         824348106     200       4900      Sh             Sole        N/A         4900


SMURFIT-STONE            COM         832727101     673       34773     Sh             Sole        N/A         34773
CONTAINER CORP


ST PAUL COS INC          COM         792860108     377       9530      Sh             Sole        N/A         9530


SYSCO CORP               COM         871829107     223       6400      Sh             Sole        N/A         6400


THERMO ELECTRON CORP     COM         883556102     320       10769     Sh             Sole        N/A         10769


TYCO INTL LTD NEW        COM         902124106     341       10501     Sh             Sole        N/A         10501


UNITED TECHNOLOGIES      COM         913017109     9109      101785    Sh             Sole        N/A         101785
CORP


US BANCORP DELAWARE      COM         902973304     4132      147002    Sh             Sole        N/A         147002


UTSTARCOM INC            COM         918076100     1927      68100     Sh             Sole        N/A         68100


VERITAS SOFTWARE         COM         923436109     1089      41000     Sh             Sole        N/A         41000


VIA NET WRKS INC         COM         925912107     30        38345     Sh             Sole        N/A         38345


VIACOM INC               CL B        925524308     6562      185092    Sh             Sole        N/A         185092


VIVENDI UNIVERSAL        SPON        92851S204     457       16420     Sh             Sole        N/A         16420
                         ADR NEW


STEWART W P & CO LTD     COM         G84922106     710       539       Sh             Sole        N/A         539


WACHOVIA CORP            COM         929903102     407       9234      Sh             Sole        N/A         9234
2ND NEW


WALGREEN CO              COM         931422109     6062      169950    Sh             Sole        N/A         169950


WAL-MART STORES INC      COM         931142103     965       18578     Sh             Sole        N/A         18578


WELLS FARGO & CO         COM         949746101     248       4332      Sh             Sole        N/A         4332
NEW


WYETH                    COM         983024100     328       9070      Sh             Sole        N/A         9070
